LEASES - Operating lease related assets and liabilities (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	¥ 7,925,930	$ 1,227,332	¥ 2,549,914
Operating lease liabilities - current	2,226,832	344,825	1,328,976	$ 344,825
Operating lease liabilities - non-current	4,792,101	742,058	1,210,088	742,058
Total operating lease liabilities	¥ 7,018,933	$ 1,086,883	¥ 2,539,064	$ 1,086,883